MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2001
UNAUDITED

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

                                                                                      MAXIM VISTA
                                                                                        GROWTH &
                                                                                         INCOME
                                                                                       PORTFOLIO
                                                                                    -----------------
                                                                                    -----------------
ASSETS:
     Investment in Hub - Growth and Income Portfolio, at value (1)                $      103,645,325
                                                                                    -----------------
                                                                                    -----------------

LIABILITIES:
     Due to investment adviser                                                               175,292
                                                                                    -----------------
                                                                                    -----------------

NET ASSETS                                                                        $      103,470,033
                                                                                    =================
                                                                                    =================
                                                                                                   0
NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                $        9,255,761
     Additional paid-in capital                                                           93,955,762
     Net unrealized appreciation on investments                                            1,719,678
     Undistributed net investment income                                                      70,772
     Accumulated net realized loss on investments                                         (1,531,940)
                                                                                    -----------------
                                                                                    -----------------

NET ASSETS                                                                        $      103,470,033
                                                                                    =================
                                                                                    =================

NET ASSET VALUE PER OUTSTANDING SHARE                                             $           1.1179
                                                                                    =================
                                                                                    =================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                          200,000,000
     Outstanding                                                                          92,557,614

(1)  Cost of investments in securities:                                           $      101,925,647

See notes to financial statements.                                                             7.70%



MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
PERIOD ENDED APRIL 30, 2001
UNAUDITED
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

                                                                                        MAXIM VISTA
                                                                                         GROWTH &
                                                                                          INCOME
                                                                                         PORTFOLIO
                                                                                      ----------------
                                                                                      ----------------
INVESTMENT INCOME:
     Investment income allocated from Hub portfolio                                 $         961,359
     Expenses allocated from Hub portfolio                                                   (240,879)
                                                                                      ----------------
                                                                                      ----------------

     Total income                                                                             720,480
                                                                                      ----------------
                                                                                      ----------------

EXPENSES:
     Advisory fees                                                                            273,369
                                                                                      ----------------
                                                                                      ----------------

NET INVESTMENT INCOME                                                                         447,111
                                                                                      ----------------
                                                                                      ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments allocated from Hub portfolio
     641,540 Change in net unrealized appreciation
     on investments allocated from Hub portfolio (8,018,399)
                                                                                      ----------------
                                                                                      ----------------

     Net realized and unrealized loss on investments                                       (7,376,859)
                                                                                      ----------------
                                                                                      ----------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $      (6,929,748)
                                                                                      ================
                                                                                      ================

See notes to financial statements.



MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
PERIOD ENDED APRIL 30, 2001 AND YEAR ENDED OCTOBER 31, 2000

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

                                                                        MAXIM VISTA GROWTH & INCOME
                                                                       PORTFOLIO
                                                                     -----------------------------------
                                                                     -----------------------------------
                                                                          2001               2000
                                                                     ---------------    ----------------
                                                                     ---------------    ----------------
                                                                       UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                         $        447,111   $         605,149
     Net realized gain on investments allocated from Hub portfolio          641,540          15,725,736
     Change in net unrealized appreciation on investments allocated
     from Hub portfolio                                                  (8,018,399)         (6,112,914)
                                                                     ---------------    ----------------
                                                                     ---------------    ----------------

     Net increase (decrease) in net assets resulting from operations     (6,929,748)         10,217,971
                                                                     ---------------    ----------------
                                                                     ---------------    ----------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                            (464,562)           (569,882)
     From net realized gains                                            (17,940,283)        (26,557,614)
                                                                     ---------------    ----------------
                                                                     ---------------    ----------------

     Total distributions                                                (18,404,845)        (27,127,496)
                                                                     ---------------    ----------------
                                                                     ---------------    ----------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                   13,933,562          39,954,734
     Reinvestment of distributions                                       18,404,845          27,127,496
     Redemptions of shares                                              (17,164,253)        (62,520,334)
                                                                     ---------------    ----------------
                                                                     ---------------    ----------------

     Net increase in net assets resulting from share transactions        15,174,154           4,561,896
                                                                     ---------------    ----------------
                                                                     ---------------    ----------------

     Total decrease in net assets                                       (10,160,439)        (12,347,629)

NET ASSETS:
     Beginning of period                                                113,630,472         125,978,101
                                                                     ---------------    ----------------
                                                                     ---------------    ----------------

     End of period  (1)                                            $    103,470,033   $     113,630,472
                                                                     ===============    ================
                                                                     ===============    ================

OTHER INFORMATION:

SHARES:
     Sold                                                                11,344,635          28,022,224
     Issued in reinvestment of distributions                             16,255,152          20,054,693
     Redeemed                                                           (13,980,452)        (43,804,981)
                                                                     ---------------    ----------------
                                                                     ---------------    ----------------

     Net increase                                                        13,619,335           4,271,936
                                                                     ===============    ================
                                                                     ===============    ================

(1) Including undistributed net investment income                  $         70,772   $          88,223

See notes to financial statements.









MAXIM SERIES FUND, INC.

MAXIM VISTA GROWTH & INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended April 30, 2001 and the years ended October 31, 2000, 1999, 1998, 1997 and
1996 are as follows:
                                  Six Months
                                    Ended       Year Ended October 31,
                                               ----------------------------------------------------------------
                                               ----------------------------------------------------------------
                                  April 30, 2001  2000          1999         1998          1997        1996
                                  -------------------------  -----------  -----------   -----------  ----------
                                  -------------------------  -----------  -----------   -----------  ----------
                                   UNAUDITED

Net Asset Value, Beginning of Pe$iod  1.4395 $      1.6872 $     1.5958 $     1.6590  $     1.3957 $    1.2133

Income from Investment Operations

Net investment income                 0.0047        0.0072       0.0114       0.0113        0.0158      0.0219
Net realized and unrealized gain (los(0.0908)       0.1219       0.1938       0.1351        0.3677      0.2147
                                  -----------  ------------  -----------  -----------   -----------  ----------
                                  -----------  ------------  -----------  -----------   -----------  ----------

Total Income (Loss) From
Investment Operations                (0.0861)       0.1291       0.2052       0.1464        0.3835      0.2366
                                  -----------  ------------  -----------  -----------   -----------  ----------
                                  -----------  ------------  -----------  -----------   -----------  ----------

Less Distributions

From net investment income           (0.0050)      (0.0068)     (0.0118)     (0.0103)      (0.0162)    (0.0215)
From net realized gains              (0.2305)      (0.3700)     (0.1020)     (0.1993)      (0.1040)    (0.0327)
                                  -----------  ------------  -----------  -----------   -----------  ----------
                                  -----------  ------------  -----------  -----------   -----------  ----------

Total Distributions                  (0.2355)      (0.3768)     (0.1138)     (0.2096)      (0.1202)    (0.0542)
                                  -----------  ------------  -----------  -----------   -----------  ----------
                                  -----------  ------------  -----------  -----------   -----------  ----------

Net Asset Value, End of Period  $     1.1179 $      1.4395 $     1.6872 $     1.5958  $     1.6590 $    1.3957
                                  ===========  ============  ===========  ===========   ===========  ==========
                                  ===========  ============  ===========  ===========   ===========  ==========
                                      0.0000

Total Return                          (6.11%)        9.31%       13.13%        9.38%        29.33%      20.01%

Net Assets, End of Period       $ 103,470,033$ 113,630,472 $ 125,978,101$ 161,166,617 $ 135,053,616$ 86,430,279

Ratio of Expenses to Average Net Assets1.00% *       1.00%        1.00%        1.00%         1.00%       1.00%

Ratio of Net Investment Income to
Average Net Assets                     0.87% *       0.52%        0.66%        0.69%         1.08%       1.75%

*Annualized






MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2001
--------------------------------------------------------------------------------
UNAUDITED

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Interests in the Vista Growth & Income Portfolio (the Portfolio) are represented by a separate class of beneficial interest of the Fund. The Portfolio is non-diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company (GWL&A) and New England Financial.

      The Portfolio seeks to achieve its investment objective through the adoption of a Hub and Spoke structure. Contribution of Portfolio (i.e., the Spoke) investible funds to the Hub portfolio are made in exchange for beneficial interests in the Hub portfolio of equal value. The Hub portfolio is the Growth and Income Portfolio, a non-diversified open-end management investment company organized as a trust under the laws of the State of New York and registered under the 1940 Act, as amended. Financial statements of the Hub portfolio are presented following the Portfolio's financial statements.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

      The following is a summary of the significant accounting policies of the Fund, which are in accordance with generally accepted accounting principles in the investment company industry:

      Security Valuation

      The Portfolio's investment in the Hub portfolio is valued based on the daily reported net asset value of the Hub portfolio. The Portfolio receives an allocation of investment income and Hub expenses as well as realized and unrealized gains and losses on a daily basis from the Hub. In addition, the Portfolio accrues its own expenses daily as incurred.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Federal Income Taxes

     For federal income tax purposes, the Portfolio qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.


      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

2.    INVESTMENT ADVISORY AGREEMENT

      The Portfolio has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Portfolio, the investment advisor receives monthly compensation at the annual rate of .53% of the average daily net assets of the Portfolio.

3.      INVESTMENT TRANSACTIONS

      The Portfolio's percentage interest in the Hub portfolio was 5.40% at April 30, 2001. Purchases and sales of interests in the Hub portfolio were $10,153,769 and $14,715,702, respectively, for the six months ended April 30, 2001.

GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

      Shares    Issuer                                                   Value
--------------------------------------------------------------------------------
      Long-Term Investments -- 95.8%
--------------------------------------------------------------------------------
                Common Stock -- 95.8%
                ---------------------
                Aerospace -- 1.2%
       387      Boeing Co.                                             $  23,917

                Automotive -- 3.3%
     1,601      Ford Motor Co.                                            47,197
       282      General Motors Corp.                                      15,473
                                                                       ---------
                                                                          62,670
                Banking -- 5.1%
     1,035      Bank of New York Co., Inc.                                51,957
       975      Wells Fargo Co.                                           45,796
                                                                       ---------
                                                                          97,753
                Chemicals -- 2.6%
       346      Dow Chemical Co.                                          11,570
       859      E.I. DuPont de Nemours Co.                                38,832
                                                                       ---------
                                                                          50,402
                Computer Software -- 0.9%
       564      Computer Associates International, Inc.                   18,155

                Computers/Computer Hardware -- 0.9%
       200      Hewlett-Packard Co.                                        5,686
       106      International Business Machines Corp.                     12,205
                                                                       ---------
                                                                          17,891
                Consumer Products -- 3.0%
       978      Philip Morris Companies, Inc.                             48,993
       146      Procter & Gamble Co.                                       8,767
                                                                       ---------
                                                                          57,760
                Diversified -- 3.6%
       800      General Electric Co.                                      38,839
       574      Tyco International LTD (Bermuda)                          30,634
                                                                       ---------
                                                                          69,473
                Electronics/Electrical Equipment -- 0.5%
       140      Emerson                                                    9,331

                Financial Services -- 13.7%
       638      American Express Co.                                      27,077
     2,345      Citigroup, Inc.                                          115,270
       313      Fannie Mae                                                25,145
       696      Merrill Lynch & Co., Inc.                                 42,943
       671      Morgan Stanley Dean Witter & Co.                          42,107
        94      State Street Corp.                                         9,797
                                                                       ---------
                                                                         262,339
                Food/Beverage Products -- 3.5%
       500      Anheuser-Busch Companies, Inc.                            19,995
       390      PepsiCo, Inc.                                             17,086
       678      Sysco Corp.                                               19,065
       200      Unilever NV, New York Shares                              11,224
                                                                       ---------
                                                                          67,370
                Insurance -- 3.3%
       473      American International Group, Inc.                        38,728
       264      Marsh & McLennan Companies, Inc.                          25,431
                                                                       ---------
                                                                          64,159

                       See notes to financial statements.

GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

      Shares    Issuer                                                   Value
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Machinery & Engineering Equipment -- 2.3%
       600      Caterpillar, Inc.                                      $  30,120
       375      Dover Corp.                                               14,651
                                                                       ---------
                                                                          44,771
                Manufacturing -- 0.9%
       353      Honeywell International, Inc.                             17,255

                Metals/Mining -- 0.9%
       419      Alcoa, Inc.                                               17,355

                Multi-Media -- 4.3%
       219      AOL Time Warner, Inc. *                                   11,060
     1,013      The Walt Disney Co.                                       30,643
       771      Viacom, Inc., Class B *                                   40,147
                                                                       ---------
                                                                          81,850
                Oil & Gas -- 15.4%
       603      Chevron Corp.                                             58,214
     1,283      Exxon Mobil Corp.                                        113,703
       450      Halliburton Co.                                           19,445
       200      Noble Drilling Corp. *                                     9,700
     1,077      Royal Dutch Petroleum Co., N.Y.
                 Registered Shares (Netherlands)                          64,137
       258      Santa Fe International Corp.                               9,804
       303      Schlumberger LTD                                          20,089
                                                                       ---------
                                                                         295,092
                Paper/Forest Products -- 2.7%
       470      International Paper Co.                                   18,432
       308      Weyerhaeuser Co.                                          17,411
       335      Willamette Industries                                     16,298
                                                                       ---------
                                                                          52,141
                Pharmaceuticals -- 6.6%
       836      Abbott Laboratories                                       38,774
       564      American Home Products Corp.                              32,571
       333      Pfizer, Inc.                                              14,419
       788      Pharmacia Corp.                                           41,160
                                                                       ---------
                                                                         126,924
                Restaurants/Food Services -- 0.5%
       340      McDonald's Corp.                                           9,350

                Retailing -- 3.0%
       620      Limited, Inc.                                             10,490
       360      MAY Department Stores Co.                                 13,410
       868      Target Corp.                                              33,375
                                                                       ---------
                                                                          57,275
                Semi-Conductors -- 3.5%
       394      Altera Corp. *                                             9,964
       432      Applied Materials, Inc. *                                 23,587
       350      Intel Corp.                                               10,819
       591      Texas Instruments, Inc.                                   22,872
                                                                       ---------
                                                                          67,242

                       See notes to financial statements.

                                                     GROWTH AND INCOME PORTFOLIO
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

      Shares    Issuer                                                   Value
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Telecommunications -- 8.7%
       719      AT&T Corp.                                                16,022
     1,109      BellSouth Corp.                                           46,534
       786      SBC Communications, Inc.                                  32,414
     1,291      Verizon Communications                                 $  71,119
                                                                       ---------
                                                                         166,089
                Telecommunications Equipment -- 1.1%
     1,054      Motorola, Inc.                                            16,390
       297      Nortel Networks Corp. (Canada)                             4,544
                                                                       ---------
                                                                          20,934
                Utilities -- 4.3%
       202      Dominion Resources, Inc.                                  13,835
       568      Duke Energy Corp.                                         26,560
       491      Enron Corp.                                               30,795
       260      TXU Corp.                                                 11,430
                                                                       ---------
                                                                          82,620
--------------------------------------------------------------------------------
                Total Long-Term Investments                            1,840,118
                (Cost $1,576,023)
--------------------------------------------------------------------------------
      Short-Term Investment -- 4.1%
--------------------------------------------------------------------------------
   Principal
    Amount
                Repurchase Agreement -- 4.1%
                ----------------------------
   $77,972      Greenwich Capital Markets, Inc., 4.52%, due 05/01/01,
                  dated 04/30/01, proceeds $77,982, secured by U.S.
                  Government Agency Obligations                           77,972
                (Cost $77,972)
--------------------------------------------------------------------------------
                Total Investments -- 99.9%                            $1,918,090
                (Cost $1,653,995)
--------------------------------------------------------------------------------

                       See notes to financial statements.

CAPITAL GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
As of April 30, 2001 (unaudited)
(Amounts in Thousands)

    Shares      Issuer                                                    Value
--------------------------------------------------------------------------------
     Long-Term Investments -- 94.7%
--------------------------------------------------------------------------------
                Common Stock -- 94.7%
                ---------------------
                Advertising -- 1.3%
       250      True North Communications, Inc.                        $   9,550

                Aerospace -- 0.5%
       100      Goodrich (B.F.) Co.                                        3,940

                Apparel -- 1.9%
       350      Jones Apparel Group, Inc. *                               13,909

                Banking -- 7.1%
       165      Associated Banc Corp.                                      5,763
       145      Commerce Bancshares, Inc.                                  4,916
       260      Compass Bancshares, Inc.                                   6,016
       290      Cullen/Frost Bankers, Inc.                                 9,279
       220      Firstmerit Corp.                                           5,430
       150      Mercantile Bankshares Corp.                                5,633
       210      TCF Financial Corp.                                        7,986
       150      Zions Bancorp.                                             7,994
                                                                       ---------
                                                                          53,017
                Biotechnology -- 1.7%
        90      Genzyme Corp. - General Division *                         9,807
        40      Protein Design Labs, Inc. *                                2,570
                                                                       ---------
                                                                          12,377
                Business Services -- 7.1%
       225      Affiliated Computer Services, Inc., Class A *             16,200
       370      Concord EFS, Inc. *                                       17,223
       250      Manpower, Inc.                                             8,088
       200      Sungard Data Systems, Inc. *                              11,054
                                                                       ---------
                                                                          52,565
                Chemicals -- 2.5%
       265      Cytec Industries, Inc. *                                   8,668
       135      FMC Corp. *                                                9,678
                                                                       ---------
                                                                          18,346
                Computer Software -- 0.4%
       120      Rational Software Corp. *                                  2,905

                Construction -- 2.7%
       190      American Standard Companies, Inc. *                       11,448
       200      Lennar Corp.                                               8,754
                                                                       ---------
                                                                          20,202
                Electronics/Electrical Equipment -- 5.8%
       150      Amphenol Corp., Class A *                                  6,315
       150      PerkinElmer, Inc.                                         10,037
        80      Sanmina Corp. *                                            2,332
       225      Symbol Technologies, Inc.                                  7,088
       450      Vishay Intertechnology, Inc. *                            11,227
       140      Zebra Technologies Corp., Class A *                        6,056
                                                                       ---------
                                                                          43,055
                Entertainment/Leisure -- 2.8%
       350      Harrah's Entertainment, Inc. *                            12,075
       800      Park Place Entertainment Corp. *                           8,896
                                                                       ---------
                                                                          20,971

                       See notes to financial statements.

                                                        CAPITAL GROWTH PORTFOLIO
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

    Shares      Issuer                                                    Value
--------------------------------------------------------------------------------
     Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Financial Services -- 2.0%
       230      A.G. Edwards, Inc.                                     $   9,354
        90      Golden West Financial Corp.                                5,283
                                                                       ---------
                                                                          14,637
                Food/Beverage Products -- 1.6%
       300      Pepsi Bottling Group, Inc.                                12,006

                Health Care/Health Care Services -- 9.8%
       600      Cytyc Corp. *                                             14,129
       320      Dentsply International, Inc.                              12,538
       900      Health Management Associates, Inc., Class A *             16,127
       500      Healthsouth Corp. *                                        7,025
       380      Oxford Health Plans, Inc. *                               11,818
       185      Stryker Corp.                                             10,969
                                                                       ---------
                                                                          72,606
                Hotels/Other Lodging -- 1.0%
       700      Hilton Hotels Corp.                                        7,735

                Insurance -- 6.2%
       450      Ace LTD (Bermuda)                                         16,065
       280      Radian Group, Inc.                                        21,700
       210      Torchmark Corp.                                            7,957
                                                                       ---------
                                                                          45,722
                Internet Services/Software -- 0.7%
       100      TMP Worldwide, Inc. *                                      4,824

                Machinery & Engineering Equipment -- 1.1%
       210      Dover Corp.                                                8,205

                Oil & Gas -- 9.4%
        65      BJ Services Co. *                                          5,346
       240      Cooper Cameron Corp. *                                    15,134
       550      Global Marine, Inc. *                                     15,813
       130      Nicor, Inc.                                                5,095
       140      Noble Drilling Corp. *                                     6,778
       375      Tosco Corp.                                               17,268
       175      Triton Energy LTD (Cayman Islands) *                       4,394
                                                                       ---------
                                                                          69,828
                Pharmaceuticals -- 5.4%
       200      Alza Corp. *                                               9,144
       200      Amerisource Health Corp., Class A *                       10,800
       170      Biovail Corp. International (Canada) *                     6,678
        70      IDEC Pharmaceuticals Corp. *                               3,444
        50      Vertex Pharmaceuticals, Inc. *                             1,928
       160      Watson Pharmaceuticals, Inc. *                             7,968
                                                                       ---------
                                                                          39,962
                Pipelines -- 2.0%
       130      El Paso Corp.                                              8,944
       100      National Fuel Gas Co.                                      5,620
                                                                       ---------
                                                                          14,564
                Printing & Publishing -- 1.0%
       400      A.H. Belo Corp., Class A                                   7,056

                       See notes to financial statements.

CAPITAL GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

    Shares      Issuer                                                    Value
--------------------------------------------------------------------------------
     Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Real Estate Investment Trust -- 0.9%

       130      Equity Residential Properties Trust                    $   6,824

                Restaurants/Food Services -- 2.4%
       623      Brinker International, Inc. *                             17,866

                Retailing -- 4.6%
       425      BJ's Wholesale Club, Inc. *                               19,252
       125      Federated Department Stores, Inc. *                        5,373
       350      Linens `n Things, Inc. *                                   9,454
                                                                       ---------
                                                                          34,079
                Semi-Conductors -- 4.3%
       305      Altera Corp. *                                             7,713
       300      Intersil Holding Corp. *                                   9,672
       213      Microchip Technology, Inc. *                               6,148
       160      Transwitch Corp. *                                         2,776
       175      Vitesse Semiconductor Corp. *                              5,933
                                                                       ---------
                                                                          32,242
                Shipping/Transportation -- 1.1%
       300      C.H. Robinson Worldwide, Inc.                              8,118

                Telecommunications -- 2.3%
       145      U.S. Cellular Corp. *                                      9,570
       170      Western Wireless Corp., Class A *                          7,570
                                                                       ---------
                                                                          17,140
                Telecommunications Equipment -- 0.8%
        90      Comverse Technology, Inc. *                                6,165

                Utilities -- 4.3%
       175      Alliant Energy Corp.                                       5,460
       160      American Water Works, Inc.                                 4,960
       148      Nisource, Inc.                                             4,412
       200      Scana Corp.                                                5,612
       275      Talisman Energy, Inc. (Canada) *                          11,198
                                                                       ---------
                                                                          31,642
--------------------------------------------------------------------------------
                Total Long-Term Investments                              702,058
                (Cost $550,652)
--------------------------------------------------------------------------------
     Short-Term Investment -- 5.5%
--------------------------------------------------------------------------------
   Principal
    Amount
                Repurchase Agreement -- 5.5%
                ----------------------------
   $40,817      Greenwich Capital Markets, Inc., 4.52%, due 05/01/01,
                  dated 04/30/01, proceeds $40,822, secured by U.S.
                  Government Agency Obligations                           40,817
                (Cost $40,817)
--------------------------------------------------------------------------------
                Total Investments -- 100.2%                            $ 742,875
                (Cost $591,469)
--------------------------------------------------------------------------------

INDEX:
*  -- Non-income producing security.

                       See notes to financial statements.

GROWTH AND INCOME AND CAPITAL GROWTH
PORTFOLIOS
STATEMENT OF ASSETS AND LIABILITIES As of April 30, 2001 (unaudited)

(Amounts in Thousands)

                                                                     Growth and        Capital
                                                                       Income          Growth
                                                                      Portfolio       Portfolio
-----------------------------------------------------------------------------------------------
    ASSETS:
      Investment securities, at value ..........................    $1,918,090        $742,875
      Cash .....................................................            --               1
      Other assets .............................................             7               3
      Receivables:
      Interest and dividends ...................................         2,435             402
-----------------------------------------------------------------------------------------------
             Total Assets ......................................     1,920,532         743,281
-----------------------------------------------------------------------------------------------
    LIABILITIES:
      Payables:
         Investment securities purchased .......................            --           1,239
      Accrued liabilities:
         Investment advisory fees ..............................           606             228
         Administration fees ...................................            76              28
         Custodian fees ........................................            11              14
         Other .................................................           265             185
-----------------------------------------------------------------------------------------------
             Total Liabilities .................................           958           1,694
-----------------------------------------------------------------------------------------------
    NET ASSETS APPLICABLE TO INVESTORS'
    BENEFICIAL INTERESTS .......................................    $1,919,574        $741,587
-----------------------------------------------------------------------------------------------
    Cost of investments ........................................    $1,653,995        $591,469
-----------------------------------------------------------------------------------------------

                       See notes to financial statements.

GROWTH AND INCOME AND CAPITAL GROWTH
PORTFOLIOS
STATEMENT OF OPERATIONS For the six months ended April 30, 2001 (unaudited)

(Amounts in Thousands)

                                                                     Growth and       Capital
                                                                       Income          Growth
                                                                      Portfolio       Portfolio
-----------------------------------------------------------------------------------------------
    INVESTMENT INCOME:
      Dividend ...................................................   $  14,691        $  2,688
      Interest ...................................................       3,617             802
      Foreign taxes withheld .....................................          (9)             --
-----------------------------------------------------------------------------------------------
         Total investment income .................................      18,299           3,490
-----------------------------------------------------------------------------------------------
    EXPENSES:
      Investment advisory fees ...................................       3,941           1,535
      Administration fees ........................................         493             192
      Custodian fees .............................................          54              43
      Accounting fees ............................................          25              16
      Professional fees ..........................................          20              13
      Trustees' fees .............................................          22               9
      Other ......................................................          31               8
-----------------------------------------------------------------------------------------------
            Total expenses .......................................       4,586           1,816
-----------------------------------------------------------------------------------------------
            Less earnings credit .................................           5              12
-----------------------------------------------------------------------------------------------
         Net expenses ............................................       4,581           1,804
-----------------------------------------------------------------------------------------------
            Net investment income ................................      13,718           1,686
-----------------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS:

      Net realized gain on investments ...........................      12,316          30,997
      Change in net unrealized depreciation of investments .......    (155,897)        (68,856)
-----------------------------------------------------------------------------------------------
      Net realized and unrealized loss on investments ............    (143,581)        (37,859)
-----------------------------------------------------------------------------------------------
      Net decrease in net assets from operations .................   $(129,863)       $(36,173)
-----------------------------------------------------------------------------------------------

                       See notes to financial statements.

GROWTH AND INCOME AND CAPITAL GROWTH
PORTFOLIOS
STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited)

(Amounts in Thousands)

                                                    Growth and Income           Capital Growth
                                                        Portfolio                  Portfolio
                                                        ---------                  ---------
                                                 11/1/00        Year         11/1/00       Year
                                                 Through        Ended        Through       Ended
                                                 4/30/01      10/31/00       4/30/01     10/31/00
---------------------------------------------------------------------------------------------------
    INCREASE (DECREASE) IN NET
    ASSETS FROM OPERATIONS:
      Net investment income .................   $  13,718     $  25,025     $   1,686     $  4,886
      Net realized gain on investments ......      12,316       322,821        30,997      168,249
      Change in net unrealized appreciation
      (depreciation) of investments .........    (155,897)     (123,018)      (68,856)      39,433
---------------------------------------------------------------------------------------------------
        Increase (decrease) in net assets
        from operations .....................    (129,863)      224,828       (36,173)     212,568
---------------------------------------------------------------------------------------------------
    TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS:
      Contributions .........................     106,568       147,832       159,864      469,249
      Withdrawals ...........................    (264,481)     (789,064)     (245,835)    (759,382)
---------------------------------------------------------------------------------------------------
        Net decrease from transactions in
        investors' beneficial interests .....    (157,913)     (641,232)      (85,971)    (290,133)
---------------------------------------------------------------------------------------------------
          Total decrease in net assets ......    (287,776)     (416,404)     (122,144)     (77,565)

      NET ASSETS:
      Beginning of period ...................   2,207,350     2,623,754       863,731      941,296
---------------------------------------------------------------------------------------------------
      End of period .........................  $1,919,574    $2,207,350     $ 741,587    $ 863,731
---------------------------------------------------------------------------------------------------

                       See notes to financial statements.

GROWTH AND INCOME AND CAPITAL GROWTH PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Growth and Income Portfolio ("GIP") and Capital Growth Portfolio ("CGP"), (the "Portfolios") are separately registered under the Investment Company Act of 1940, as amended, as non-diversified, open end management investment companies organized as trusts under the laws of the State of New York. Each declaration of trust permits the Trustees to issue beneficial interests in the respective Portfolios.

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
PORTFOLIOS:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the last quoted bid price. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

     B. REPURCHASE AGREEMENTS -- It is the Portfolios' policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Portfolios' custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Trusts may be delayed or limited.

GROWTH AND INCOME AND CAPITAL GROWTH PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

     C. FUTURES CONTRACTS -- When a Portfolio enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the portfolio makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

          Index futures contracts are used to control the asset mix of the Portfolios in the most efficient manner. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly. Use of long futures contracts subject the Portfolios to risk of loss up to the nominal value of the contract. Use of short futures contracts subject the Portfolios to unlimited losses.

          The Portfolios may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade. As of April 30, 2001, the Portfolios had no outstanding futures contracts.

     D. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

     E. FEDERAL INCOME TAXES -- The Portfolios intend to continue to qualify as partnerships and therefore net investment income and net realized gains are taxed to the partners. Accordingly, no tax provisions are recorded by the Portfolios. The investors in the Portfolios must take into account their proportionate share of the Portfolios' income, gains, losses, deductions, credits and tax preference items in computing their federal income tax liability, without regard to whether they have received any cash distributions from the Portfolio. The Portfolios do not intend to distribute to investors their net investment income or their net realized gains, if any. It is intended that the Portfolios will be managed in such a way that investors in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code to be taxed as regulated investment companies.

     F. EXPENSES -- Expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated on another reasonable basis.

GROWTH AND INCOME AND CAPITAL GROWTH PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

     2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

          A. INVESTMENT ADVISORY FEE -- Pursuant to separate Investment Advisory Agreements, J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM" or "Adviser") (formerly Chase Fleming Asset Management (USA) Inc., formerly Chase Asset Management Inc.) acts as the investment adviser to the Portfolios. JPMFAM is a direct wholly-owned subsidiary of J.P. Morgan Chase & Co. (formerly The Chase Manhattan Corporation). As investment advisor, JPMFAM supervises the investments of the Portfolios and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.40% of each Portfolio's average daily net assets.

               Prior to February 22, 2001, The Chase Manhattan Bank ("Chase"), also a direct wholly-owned subsidiary of J.P. Morgan Chase & Co. acted as the investment advisor to the Portfolios, and JPMFAM acted as the sub-investment adviser to each of the Portfolios. Pursuant to a Sub-Investment Advisory Agreement between Chase and JPMFAM for each of the Portfolios, JPMFAM was entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.20% of each of the Portfolio's average daily net assets. The Investment Advisory Agreements between each of the Portfolios and Chase have been assigned to JPMFAM.

          B. CUSTODIAN FEES -- Chase, as Custodian, provides safekeeping services for the Portfolios' securities. Compensation for such services is presented in the Statement of Operations as custodian fees. In addition, custodian fees are subject to reduction by credits earned by each Portfolio, based on cash balances held by Chase as custodian. Such earnings credits are presented separately in the Statement of Operations. The Portfolios could have invested the cash balances utilized in connection with the earnings credits arrangements in income producing assets if they had not entered into such arrangements.

          C. ADMINISTRATION FEE -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trusts. For these services and facilities, the Administrator receives from each Portfolio a fee computed at the annual rate equal to 0.05% of the respective Portfolio's average daily net assets.

                                 GROWTH AND INCOME AND CAPITAL GROWTH PORTFOLIOS
                           NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

          3.   INVESTMENT TRANSACTIONS

               For the six months ended April 30, 2001, purchases and sales of investments (excluding short-term investments) were as follows (in thousands):

                                                                               GIP                  CGP
               ------------------------------------------------------------------------------------------
               Purchases (excluding U.S. Government) ......................  $184,641            $188,200
               Sales (excluding U.S. Government) ..........................   269,131             260,753
               Purchases of U.S. Government ...............................        --                  --
               Sales of U.S. Government ...................................        --                  --

               The portfolio turnover rates of GIP and CGP for the six months ended April 30, 2001, were 10% and 25% respectively.

          4.   FEDERAL INCOME TAX MATTERS


               For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at April 30, 2001, are as follows (in thousands):

                                                                               GIP                  CGP
               -------------------------------------------------------------------------------------------
               Aggregate cost .........................................    $1,653,995            $591,469
                                                                           ----------            --------
               Gross unrealized appreciation ..........................    $  340,428            $165,151
               Gross unrealized depreciation ..........................       (76,333)            (13,745)
                                                                           ----------            --------
               Net unrealized appreciation ............................    $  264,095            $151,406
                                                                           ==========            ========

          5.   CONCENTRATIONS

               At April 30, 2001, GIP and CGP invested 22.1% and 15.3% of their respective portfolios in securities issued by financial sector institutions including banks, broker dealers and insurance companies. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, play an important role in the operation of the financial sector.

          6.   TRUSTEE COMPENSATION

               The Portfolios have adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all independent trustees of the Portfolios who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the six months ended April 30, 2001, included in Trustees

GROWTH AND INCOME AND CAPITAL GROWTH PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

               Fees in the Statement of Operations, and accrued pension liability included in other accrued liabilities, respectively, in the Statement of Assets and Liabilities were as follows (in thousands):

                                                                   Accrued
                                              Pension              Pension
                                              Expenses             Liability
               ------------------------------------------------------------
               GIP ........................     $9                  $127
               CGP ........................      4                    57

          7.   BANK BORROWINGS

               The Portfolios may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Portfolio's total assets must be repaid before the Portfolio may make additional investments. The Portfolios have entered into an agreement, enabling them to participate with other JPMorgan Vista Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each Portfolio based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Portfolios also pay a commitment fee of 0.10% per annum on the average daily amount of the available commitment, which is allocated, on a pro-rata basis to the funds. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand.

               The Portfolios had no borrowings outstanding at April 30, 2001, nor at any point during the year then ended.

          8.   SUBSEQUENT EVENTS

               On February 22, 2001, the Board of Trustees voted to terminate the Pension Plan, effective May 15, 2001, and in furtherance of this determination agreed to pay Trustees an amount equal, in the aggregate, to $10.95 million, of which $5.3 million had been previously accrued by the JPMorgan (formerly Chase Vista) Funds. The remaining $5.65 million was reimbursed by Chase on May 16, 2001. Certain of the trustees have elected to defer receipt of such amount pursuant to a deferred compensation plan. The amount of the Chase reimbursement and the amounts rolled into the deferred compensation plan are as follows (in thousands):

                                                                     Deferred
                                                 Chase            Compensation
               Fund Name                     Reimbursement          Rollover
               ---------------------------------------------------------------
               GIP ........................      $128                  $203
               CGP ........................        65                   102

JPMORGAN EQUITY FUNDS
SEMI-ANNUAL REPORT

INVESTMENT ADVISER
JPMorgan Fleming Asset
Management

ADMINISTRATOR, SHAREHOLDER AND FUND
SERVICING AGENT AND CUSTODIAN
The Chase Manhattan Bank

DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc.

TRANSFER AGENT
DST Systems, Inc.

LEGAL COUNSEL
Simpson Thacher & Bartlett

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the funds without examination by independent accountants, who express no opinion thereto.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.


                       JPMorgan Funds Fulfillment Center
                               393 Manley Street
                        West Bridgewater, MA 02379-1039

        -C- J.P. Morgan Chase & Co., 2001 All Rights Reserved. June 2001


                                                                      SAEQ-3-601